STOCK-BASED COMPENSATION PLANS - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation disclosure
Granted (in shares)	2
Exercised (in shares)	(18)	(14)	(22)
Outstanding on December 31	31	47
Vested and expected to vest	30
Exercisable on December 31, 2024	22
Granted, Weighted-Average Exercise Price (in dollars per share)	$ 60.28
Exercised, Weighted-Average Exercise Price (in dollars per share)	42.72
Outstanding on December 31, Weighted-Average Exercise Price (in dollars per share)	52.81	$ 48.52
Expected to vest, Weighted-Average Exercise Price (in dollars per share)	52.72
Exercisable on December 31, weighted average exercise price (in dollars per share)	$ 50.43
Outstanding on December 31, Weighted-Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Expected to Vest, Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Exercisable on December 31, Weighted-Average Remaining Contractual Life (in years)	4 years 6 months
Outstanding on December 31, Aggregate Intrinsic Value (in dollars)	$ 289
Expected to vest, Aggregate Intrinsic Value (in dollars)	288
Exercisable on December 31, Aggregate Intrinsic Value (in dollars)	$ 261